Investments - Summary of AFS debt securities categorized by contractual maturity (Detail) ¥ in Millions	Sep. 30, 2024 JPY (¥)
Annualize average yield, AFS debt securities [Abstract]
Amortized cost Total	¥ 49,730	[1]
Fair value Total	49,691
Japanese government securities [Member]
Annualize average yield, AFS debt securities [Abstract]
Amortized cost 1 year to 5 years	20,017	[1]
Amortized cost Total	20,017	[1]
Fair value 1 year to 5 years	20,000
Fair value Total	20,000
Japanese agency and municipal securities [Member]
Annualize average yield, AFS debt securities [Abstract]
Amortized cost 1 year to 5 years	29,713	[1]
Amortized cost Total	29,713	[1]
Fair value 1 year to 5 years	29,691
Fair value Total	¥ 29,691

[1]	Net of allowance for credit losses